Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share
Schedule of adjusted earnings per share

		2025	2024	2023
		$m	$m	$m
Profit attributable to equity holders of the Company from continuing operations		290	346	437
Profit attributable to equity holders of the Company from discontinued operations	B7	180	46	37
Total profit attributable to equity holders of the Company		470	392	474

Weighted average number of ordinary shares in issue (million)		2,524	2,521	2,516
Adjustment for potentially dilutive shares (million)		11	7	11
Weighted average number of ordinary shares for diluted earnings per share (million)		2,535	2,528	2,527

Earnings per share for continuing operations
Basic earnings per share (cents)		11.49	13.72	17.37
Diluted earnings per share (cents)		11.44	13.69	17.29

Earnings per share for discontinued operations
Basic earnings per share (cents)		7.13	1.82	1.47
Diluted earnings per share (cents)		7.10	1.82	1.46

Total earnings per share
Basic earnings per share (cents)		18.62	15.54	18.84
Diluted earnings per share (cents)		18.54	15.51	18.75